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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick   Minneapolis, Minnesota      February 14, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:    $275,044
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                      2

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9-Feb-06                    Master List of Schedules                      Page 1
                               As of 12/31/2005
                               12/30/2005 Prices

Name of Issuer         Title of Class   CUSIP   Value (X$1000) SH or PRN AMT PUT/CALL Invest Disc.
--------------         -------------- --------- -------------- ------------- -------- ------------
Altria Group Inc          Common      02209S103     15804          211549                 Sole
Andrew Corp               Common      034425108      9477          883640                 Sole
Armor Holdings Inc        Common      042260109     10080          236435                 Sole
Costco Whsl Corp New      Common      22160K105      9406          190206                 Sole
Diebold Inc.              Common      253651103     14358          378000                 Sole
Dominion Res.             Common      257464109      8630          111830                 Sole
Dynegy Inc Cl A           CL A        26816Q101     14963         3093824                 Sole
Goldcorp Inc New          Common      380956409     14830          665902                 Sole
H E I Inc                 Common      404160103      3804          939181                 Sole
Laureate Education Inc    Common      518613104     12400          236206                 Sole
M D U Resources Group     Common      552690109     15881          485226                 Sole
Marathon Oil Corp         Common      565849106     17295          283757                 Sole
Mc Donalds Corp           Common      580135101     13236          392865                 Sole
Newmont Mining Corp       Common      651639106     13319          249507                 Sole
Oneok Inc New             Common      682680103     13869          521022                 Sole
Perkinelmer Inc           Common      714046109     10211          433566                 Sole
Raytheon Company New      Common      755111507     11838          294952                 Sole
Regis Corp Minn           Common      758932107     10626          275624                 Sole
Sony Corp Adr New         ADR New     835699307     13113          321540                 Sole
3m Company                Common      88579Y101     15502          200099                 Sole
Wabtec Corp.              Common      929740108     11325          421140                 Sole
Xerox Corp                Common      984121103     15075         1029395                 Sole